Share-based compensation plan (Schedule of Weighted Average Assumptions Used For Fair Value Estimation) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Modified Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%
Expected life	2 years 6 months 29 days
Assumed volatility	50.49%
Expected dividends	1.38%
Fair value on grant date	$ 26.89
Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.12%
Expected life	6 months 29 days
Assumed volatility	23.89%
Expected dividends	1.38%
Fair value on grant date	$ 26.48